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                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006


In the section titled "ACCOUNT INFORMATION," under the heading "Dividend Policies and Taxes," the Distributions disclosure will be replaced in its entirety with the following:

"DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions."

The second paragraph in the section titled "FOR MORE INFORMATION," is deleted and replaced in its entirety with the following:

"The Trust's SAI and Annual/Semi-annual Reports are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299."

Dated:  July 26, 2006



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                             SUNAMERICA SERIES TRUST
              Supplement to the Statement of Additional Information
                                Dated May 1, 2006

Under the heading TRUST OFFICERS AND TRUSTEES, the first paragraph after the chart is deleted and replaced with the following:

      The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SunAmerica Life Assurance Company or its affiliates. For the Trust and Seasons Series Trust (the "Annuity Funds"), an annual fee of $86,000, plus $2,500 for each regularly scheduled meeting attended and expenses are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates for attendance at meetings of the Board. Trustees will be compensated for participation telephonically at the regularly scheduled Board Committee Meetings, but only if such participation is the first such participation via telephone in the calendar year, otherwise, no attendance fee will be paid. For participation in telephonic meetings or in-person meetings that are not considered part of the regularly scheduled Board or Board Committee Meetings, a participation fee of $2,500 will be paid. The Independent Chairman shall receive an additional retainer fee of $50,000. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, with regard to the MFS Mid-Cap Growth Portfolio, the disclosure in regard to David E. Setti-Ducati and David M. Earnest chart should be deleted in its entirety and replaced with the following:

                                                                       OTHER ACCOUNTS
                                                                  (As of January 31, 2006)
                                         ---------------------------------------------------------------------------
                                          Registered Investment      Pooled Investment
                                                Companies                 Vehicles              Other Accounts
                                         ------------------------ ------------------------- ------------------------
                                                      Assets                  Total Assets              Total Assets
    Advisers/                            No. of        (in $       No. of        (in          No. of        (in
   Subadviser       Portfolio Managers   Accounts    millions)    Accounts     $millions)    Accounts    $millions)
------------------ --------------------- ---------- ------------- ---------- -------------- ---------- -------------

------------------ --------------------- ---------- ------------- ---------- -------------- ---------- -------------
MFS                Krummell, Matthew        --           --          --           --            1         $11.8
------------------ --------------------- ---------- ------------- ---------- -------------- ---------- -------------


Under the heading GENERAL INFORMATION, all references to Investor Responsibility Research Center ("IRRC") should be deleted in its entirety and replaced with Institutional Share Holders Services ("ISS").

Under the heading GENERAL INFORMATION, under the section Proxy Voting Policies and Procedures all disclosure should be deleted in its entirety and replaced with the following:

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust's investment adviser, SunAmerica. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders.

The Trust has retained a proxy voting service, the Institutional Shareholders Services ("ISS"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes. Except as otherwise described below regarding case-by-case voting matters, neither SunAmerica nor any Manager has discretion concerning proxy voting decisions.

Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of
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management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.

Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.

Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:

o     Vote with management recommendations on most corporate matters;

o Vote on a case-by-case basis on proposals to increase or decrease authorized common stock;

o Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights ("blank checks" preferred stock);

o Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

o Vote on a case-by-case basis regarding finance, merger and acquisition matters;

o     Vote against most shareholder proposals;

o Abstain from voting on social responsibility or environmental matters, unless the portfolio's objective is directly related to the social or environmental matter in question;(1)

o     Not vote proxies for passively managed portfolios;(2) and

o     Vote on a case-by-case basis on equity compensation plans..

Conflicts of Interest. Members of the proxy voting committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the ISS, an independent third-party.

However, if a situation arises where a vote presents a conflict between the interests of a Trust's shareholders and the interests of SunAmerica, the Trust's, or one of SunAmerica's affiliates, and the conflict is known to the proxy voting committee, the proxy voting committee will consult with a Trustee, who is not an "interested" person, as the term is defined in the 1940 Act, time permitting, before casting a vote to ensure that the Trust votes in the best interest of its shareholders. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.

Proxy Voting Records. ISS maintains records of voting decisions for each vote cast on behalf of the Trust. Information regarding how each Portfolio voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 has been filed with the SEC on Form N-PX and is available (1) without charge, upon request, by calling toll free 1-800-445-7862, and (2) on the SEC's website at http://www.sec.gov.

Dated:  July 26, 2006

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(1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio's shareholders.

(2) The Board has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.